CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statements of cash flows
Net income (loss) from continuing operations	$ 41,652,311	$ (5,476,743)	$ (166,401,303)
Net investment loss		6,489	2,294,534
Provision (net recovery on provision) for credit losses	(711,224)
Net cash provided by operating activities	(40,831,305)	146,304,470	(84,927,705)
Net cash provided (used in) by investing activities	(178,668,434)	302,967,679	299,321,371
Net cash (used in) provided by financing activities	(17,701,361)	(170,224,854)	(447,582,407)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(8,412,771)	(1,838,794)	9,521,305
Net (decrease) increase in cash and cash equivalents and restricted cash	(245,613,871)	277,208,501	(223,667,436)
Cash, cash equivalentsas and restricted cash at beginning of the year	102,278,832	15,729,001
Cash, cash equivalents and restricted cash at the end of the year	90,431,392	102,278,832	15,729,001
Parent Company
Condensed statements of cash flows
Net income (loss) from continuing operations	41,652,311	(5,476,743)	(166,401,303)
Net investment loss		6,489	2,294,534
Provision (net recovery on provision) for credit losses	29,503	(53,871)
Share of loss of subsidiaries	9,804,387	786,956	1,366,646
Contractual interests in the VIEs and VIEs' subsidiaries	(47,623,743)	12,462,927	169,323,727
Changes in operating assets and liabilities	(1,545,338)	780,123	(2,854)
Net cash provided by operating activities	2,317,120	8,505,881	6,580,750
Net cash provided (used in) by investing activities	(130,793,637)	108,799,498	156,920,313
Net cash (used in) provided by financing activities	115,753,767	(33,789,477)	(285,796,179)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,451,210	40,077	116,862
Net (decrease) increase in cash and cash equivalents and restricted cash	(11,271,540)	83,555,979	(122,178,254)
Cash, cash equivalentsas and restricted cash at beginning of the year	95,970,807	12,443,172	134,621,426
Cash, cash equivalents and restricted cash at the end of the year	$ 84,699,267	$ 95,970,807	$ 12,443,172